FINANCE LEASE LIABILITY - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2018 vessel
Lessee, Lease, Description [Line Items]
Container vessels acquired | vessel			7	7
Finance lease, interest expense | $	$ 14.5	$ 21.1